SCHEDULE OF LONG-TERM BANK LOANS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Debt Disclosure [Abstract]
Secured long-term loans	$ 6,065,321	$ 6,052,583	$ 6,052,583
Less: amounts due within one year under long-term loan contracts	(328,356)		(319,031)
Total long-term bank loans	$ 5,736,965		$ 5,733,552